SEPARATION FROM DOWDUPONT SEPARATION FROM DOWDUPONT	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Separation from DowDuPont [Text Block]
SEPARATION FROM DOWDUPONT
On April 1, 2019, DowDuPont completed the previously announced separation of its materials science business. The separation was effected by way of a pro rata distribution of all of the then-issued and outstanding shares of Dow Inc. common stock to DowDuPont stockholders of record as of the close of business, Eastern Time, on March 21, 2019 (the “Record Date”). The shareholders of record of DowDuPont received one share of Dow Inc. common stock, par value $0.01 per share, for every three shares of DowDuPont common stock, par value $0.01 per share, held as of the Record Date ("Distribution Ratio"). No fractional shares of Dow Inc. common stock were issued. Instead, cash in lieu of any fractional shares was paid to DowDuPont registered shareholders. The number of shares of Dow Inc. common stock issued on April 1, 2019 was 748.8 million shares. Dow Inc. is now an independent, publicly traded company and Dow Inc. common stock is listed on the NYSE under the symbol “DOW.” Dow Inc. common stock began regular-way trading on April 2, 2019, the first day following the distribution.

Effective April 1, 2019, TDCC became a wholly owned subsidiary of Dow Inc. As of the effective date and time of the distribution, DowDuPont does not beneficially own any equity interest in Dow and will no longer consolidate Dow and its consolidated subsidiaries into its financial results. Beginning in the second quarter of 2019, Dow’s consolidated financial results reflect the results of Dow Inc. and its consolidated subsidiaries - that is, TDCC after giving effect to the distribution of AgCo and SpecCo and the receipt of ECP. The consolidated financial results of Dow for periods prior to April 1, 2019, reflect the distribution of AgCo and SpecCo as discontinued operations for each period presented as well as reflect the receipt of ECP as a common control transaction from the closing of the Merger on August 31, 2017.

On April 1, 2019, Dow Inc. received a cash contribution of $2,024 million from DowDuPont as part of the internal reorganization and business realignment steps between Dow Inc., TDCC and DowDuPont.

Receipt of ECP
As the receipt of ECP was accounted for as a transfer between entities under common control, the consolidated financial statements have been retrospectively adjusted to reflect the receipt of ECP from the closing of the Merger on August 31, 2017. All intercompany transactions have been eliminated in consolidation. The ECP assets received and liabilities assumed were recorded at DowDuPont's historical cost basis as reflected in the following table:

ECP Assets Received and Liabilities Assumed on Aug 31, 2017	Carrying value
In millions
Cash and cash equivalents	$1
Accounts and notes receivable - Trade	169
Accounts and notes receivable - Other	32
Inventories	529
Other current assets	6
Investment in nonconsolidated affiliates	116
Net property	817
Goodwill	3,617
Other intangible assets	1,484
Deferred income tax assets	9
Total Assets	$6,780
Accounts payable - Trade	102
Accounts payable - Other	29
Accrued and other current liabilities	31
Deferred income tax liabilities	683
Pension and other postretirement benefits - noncurrent	6
Other noncurrent obligations	3
Total Liabilities	$854
Net Assets (impact to "Retained earnings")	$5,926

Subsequent to the receipt of ECP, there were measurement period adjustments and other activity of $233 million for the period of September 1, 2017 through December 31, 2017, and $182 million for the twelve months ended December 31, 2018, that resulted in a reduction to "Retained Earnings" and are not included in the table above.

The following table provides "Net sales" and "Income (loss) from continuing operations before income taxes" of ECP included in the Company's results from the closing of the Merger on August 31, 2017:

ECP Results of Operations	2018	Sep 1 - Dec 31, 2017
In millions
Net sales	$1,512	$558
Income (loss) from continuing operations before income taxes [1]	$178	$(46)

1.	Includes the amortization of the fair value step-up of inventory recognized in "Cost of Sales" of $2 million in 2018 and $120 million for the period of September 1, 2017 through December 31, 2017.

Distribution of AgCo and SpecCo
Upon distribution, the Company retrospectively adjusted the previously issued consolidated financial statements and presented AgCo and SpecCo as discontinued operations based on the guidance in Accounting Standards Codification (“ASC”) 205-20 “Discontinued Operations” (“ASC 205-20”). The results of operations of AgCo and SpecCo are presented as discontinued operations in the consolidated statements of income and are summarized in the table that follows:

Results of Operations of AgCo and SpecCo	2018	2017	2016
In millions
Net sales	$12,187	$12,337	$11,894
Cost of sales	7,668	7,769	7,615
Research and development expenses	761	854	848
Selling, general and administrative expenses	1,108	1,143	1,152
Amortization of intangibles	249	255	228
Restructuring and asset related charges - net	411	376	16
Integration and separation costs	—	18	—
Equity in earnings of nonconsolidated affiliates	400	372	254
Sundry income (expense) - net	(13)	245	862
Interest income	26	40	33
Interest expense and amortization of debt discount	56	61	31
Income from discontinued operations before income taxes	$2,347	$2,518	$3,153
Provision for income taxes	512	636	227
Income from discontinued operations, net of tax	$1,835	$1,882	$2,926

The carrying amount of major classes of assets and liabilities related to the distribution of AgCo and SpecCo consisted of the following:

Carrying Values of AgCo and SpecCo [1]	Dec 31, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Trade	$2,768	$2,124
Accounts and notes receivable - Other	773	545
Inventories	2,826	2,763
Other current assets	151	117
Investment in nonconsolidated affiliates	612	749
Other investments	2	2
Noncurrent receivables	35	54
Net property	3,014	3,043
Goodwill	7,590	7,622
Other intangible assets	1,830	2,075
Deferred income tax assets	239	169
Deferred charges and other assets	60	16
Total assets of discontinued operations	$19,900	$19,279
Notes payable	7	2
Long-term debt due within one year	4	4
Accounts payable - Trade	1,118	1,477
Accounts payable - Other	868	631
Income taxes payable	234	207
Accrued and other current liabilities	716	687
Long-Term Debt	5	8
Deferred income tax liabilities	568	741
Pension and other postretirement benefits - noncurrent	306	307
Other noncurrent obligations	662	807
Total liabilities of discontinued operations	$4,488	$4,871

1.	Includes assets and liabilities of consolidated variable interest entities related to discontinued operations.

In connection with the separation, Dow Inc. entered into certain agreements with DowDuPont and/or Corteva, Inc. ("Corteva"), a subsidiary of DowDuPont which was formed to serve as the parent company for DowDuPont’s agriculture business, including the following: Separation and Distribution Agreement, Tax Matters Agreement, Employee Matters Agreement and Intellectual Property Cross-License Agreements. In addition to establishing the terms of the separation, these agreements provide a framework for Dow’s interaction with DowDuPont and Corteva after the separation.

In addition, the Company has certain product and service agreements with DowDuPont and Corteva that were considered intercompany transactions prior to the separation, but are trade transactions subsequent to the separation. These transactions are reflected as trade transactions in the financial statement recast. Based on the Company’s assessment of the specific factors identified in ASC Topic 205, “Presentation of Financial Statements,” the Company concluded that these agreements do not constitute significant continuing involvement in AgCo and SpecCo.